Stockholders' Deficit	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Stockholders' Deficit

NOTE 9 – STOCKHOLDERS’ DEFICIT

Equity Purchase Agreement

On December 17, 2014, the Company entered into an Equity Purchase Agreement with Kodiak Capital LLC (Kodiak). The Equity Purchase Agreement provides the Company with financing whereby the Company can issue and sell to Kodiak, from time to time, shares of common stock (the “Put Shares”) up to an aggregate purchase price of $5.0 million (the “Maximum Commitment Amount”) during the commitment period. The commitment period is defined as the period beginning on the trading day immediately following the effectiveness of the registration statement and ending December 31, 2016. In addition, in no event shall Kodiak be entitled to purchase that number of Put Shares which when added to the sum of the number of shares of common stock already beneficially owned by Kodiak would exceed 9.99% of the number of shares of common stock outstanding on the applicable closing date.

The Equity Purchase Agreement will terminate when any of the following events occur: (i) Kodiak has purchased an aggregate of $5.0 million of the Company’s common stock, (ii) on December 31, 2016 or (iii) upon written notice from the Company to Kodiak.

During the six months ended December 31, 2016, The Company issued 2,725,000 shares to Kodiak and received $213,825. As of December 31, 2016, the Company has put 3,100,000 shares to Kodiak under the equity purchase agreement.

Investment Agreement with GHS Investments, LLC

On August 13, 2016 the Company entered into an Investment Agreement (the “Investment Agreement”) with GHS Investments, LLC (“GHS”). The Investment Agreement gives the Company the option to sell to GHS, up to $5,000,000 worth of its common stock (“Shares”), over the period following effectiveness of a registration statement covering the resale of the Shares (the “Effective Date”) and ending thirty-six (36) months after the Effective Date. Under the terms of the Investment Agreement, the Company has the right to deliver from time to time a Put Notice to GHS stating the dollar amount of Put Shares (up to $500,000 under any individual Put Notice)(the “Put Amount”) that it intends to sell to GHS with the price per share based on the following formula: the lesser of (a) the lowest sale price for the Common Stock on the date of the Put Notice (the “Put Notice Date”); or (b) the arithmetic average of the three (3) lowest trading prices for the Company’s Common Stock during the five trading days following the Put Notice Date. The maximum number of shares that can be put to GHS is two times the average daily trading volume during the ten trading days prior to the closing of a put (the “Closing Date”). If the amount of the tranche of its outstanding shares exceeds the volume limitation, additional tranches will be delivered until the entire Purchase Amount is delivered. Each tranche, including the initial tranche, will trigger a new purchase price, and will be priced according to the purchase price definition. There are a number of conditions to the Company effecting a put, including the effectiveness of the registration statement.

As of December 31, 2016 the registration statement for the above Investment Agreement still needs to be amended to include recent financial statements. Therefore the Company has not placed any shares under this GHS agreement.

Vendor Credit Agreements

On June 26, 2015, the Company entered into a Stock Purchase Agreement with Yayu General Machinery Co., LTD, whereby the Company issued 200,000 shares of its common stock at $1.00 per share. The purchase price is in the form of a manufacturing credit of $200,000 to use for future inventory purchases (the “Vendor Credit”). The Company can use all or part of the Vendor Credit until the Vendor Credit is exhausted. As of December, 2016 and June 30, 2016, the Company had $54,635 and $105,096, respectfully, of Vendor Credit included in prepaid expenses in the condensed consolidated balance sheets.

Stock Incentive Plan

On October 21, 2014, the Board of Directors and the Company’s sole stockholder adopted the 2014 Stock Incentive Plan. The purpose of the 2014 Stock Incentive Plan is to advance the best interests of the Company by providing those persons who have a substantial responsibility for management and growth of the Company with additional incentive and by increasing their proprietary interest in the success of the Company, thereby encouraging them to maintain their relationships with the Company. Further, the availability and offering of stock options and common stock under the plan supports and increases the Company’s ability to attract and retain individuals of exceptional talent upon whom, in large measure, the sustained progress, growth and profitability which the Company depends. The total number of shares available for the grant of either stock options or compensation stock under the plan is 3,000,000 shares of common stock, subject to adjustment. The Board of Directors administers the plan and has full power to grant stock options.

On October 7, 2016, the Company issued 825,000 options to employees in accordance to the Stock Incentive Plan. Options generally vest over three years, expire after three years, and have an exercise price of $0.07 per share. The options granted were fair valued at $47,970 using the Black-Scholes option pricing model with the following variables: annual dividend yield of 0%; expected life of three years; risk free rate of return of 0.99%; and expected volatility of 158%. During the three-month period ended December 31, 2016, the Company recognized $3,724 of stock-based compensation, which is included in general and administrative expense. As of December 31, 2016, none of these options have vested. However, the Company does expect all options to vest.

Acquisition of Assets of Glideboxx LLC

On October 10, 2016 the Company acquired all of the rights, title, and interest to the GlideBoxx Product, USPTO # 7857734, and related training programs and marketing materials to the Company free and clear of any and all liens, encumbrances, and or liabilities for a purchase price of 100,000 shares of common stock and will also pay Glideboxx LLC 5% (five percent) in total of all net revenue derived from sales of the GlideBoxx for a period of 7 (seven) years in cash or kind. Net Revenue is defined as Gross revenue net discounts and returns. The shares issued were fair valued at $8,900 using the Company’s publicly traded stock price.

Other Common Stock Issuances

On November 11, 2016, the Company issued 869,565 shares of unregistered common stock to settle a payable obligation. The shares were fair valued at $126,087 using the Company’s publicly traded stock price. On November 9, 2016, and on December 26, 2016, the Company issued 28,879 and 250,000 shares of common stock, respectively, as consideration for services received. Using the Company’s publically traded stock price, the shares were fair valued at $53,468 and stock-based compensation expense was recognized, which is included in general and administrative expense.

NOTE 9 – STOCKHOLDERS’ DEFICIT

On July 1, 2015, the Company issued 75,000 shares of its common stock valued at $75,000 to an employee as a signing bonus.

On July 15, 2015, the board of directors approved the issuance of 1,587,500 stock options to employees to be utilized on a performance and retention basis.

On September 30, 2015, the Company issued 50,000 shares of its common stock valued by the Company’s board of directors at $50,000 to PIMCO as a loan fee in consideration of the additional $500,000 draw-down on the PIMCO Note Payable that was funded on October 20, 2015. (See Note 5-Note Payable).

On November 17, 2015, the Company issued options to purchase 215,000 shares of stock to six employees for services rendered. (See Note 10-Commitments and Contingencies-Stock Incentive Plan)

On February 23, 2016, the Company issued 50,000 shares of common stock to an employee and 50,000 shares of common stock to a consultant as part of their former agreements with XFit Brands. The shares were valued at $60,000.

On April 18, 2016, the Company issued 10,000 shares of its common stock valued at $9,000 to an employee as a signing bonus.

On May 18, 2016, the Company issued 100,000 shares of its common stock valued at $60,000 to an investor relations company for services rendered.

On May 19, 2016, the Company issued 5,307 shares of its common stock valued at $3,200 to a marketing consultant for services rendered.

On May 24, 2016, the Company issued 200,000 shares of its common stock valued at $60,000 to an investor pursuant to an equity purchase agreement.

On May 25, 2016, the Company issued 10,000 shares of its common stock valued at $6,000 to a marketing company for services rendered.

On June 1, 2016, the Company issued 25,000 shares of its common stock valued at $15,000 to an investor relations company for services rendered.

On June 21, 2016, the Company issued 250,000 shares of its common stock valued at $56,250 to an investor pursuant to an equity purchase agreement.

Environmental Turf Services, LLC [Member]
Stockholders' Deficit

NOTE 8 – MEMBERS’ EQUITY (DEFICIT)

Members’ equity consists of Class A and B Units. As of June 30, 2016 and September 30, 2016; respectively, the Company had zero Class A Units issued and 691.27 of Class B Units issued. The Class A Units were designated as financial interest holders, but had no provisions for governance and the Class B Units contain provisions for rights of voting and governance, as defined in the Company’s Operating Agreement.

Note 8 – members’ equity (deficit)

Members’ equity consists of Class A and B Units. As of December 31, 2015 and 2014; respectively, the Company had zero Class A Units issued and 691.27 of Class B Units issued. The Class A Units were designated as financial interest holders, but had no provisions for governance and the Class B Units contain provisions for rights of voting and governance, as defined in the Company’s Operating Agreement.